SHARE OPTIONS AND SHARE WARRANTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of share options and share warrants [Abstract]
Schedule of Grants of Share Options and Warrants
The number and weighted average exercise price of share options and warrants per ordinary share is as follows (as required by IFRS 2, this information relates to all grants of share options and warrants by the Group):

	Options and warrants	Weighted- average exercise price US$	Range US$
	‘A’ Ordinary Shares	Per ‘A’ Ordinary Share	Per ‘A’ Ordinary Share
Outstanding January 1, 2015	9,291,652	3.20	0.66 –4.79
Granted	976,000	3.20	2.71 –4.47
Exercised	(1,602,000)	1.95	1.07 –4.21
Forfeited	(507,200)	3.96	2.50 –4.79

Outstanding at end of year	8,158,452	3.36	0.66 –4.47

Exercisable at end of year	4,679,323	3.03	0.66 –4.23

Outstanding January 1, 2016	8,158,452	3.36	0.66 –4.47
Granted	2,160,000	2.39	1.67 –2.80
Exercised	(322,272)	2.09	0.66 –2.65
Forfeited	(165,997)	3.39	2.52 –3.61

Outstanding at end of year	9,830,183	3.19	0.66 –4.47

Exercisable at end of year	5,838,851	3.31	0.75 –4.23

Outstanding January 1, 2017	9,830,183	3.19	0.66 –4.47
Granted	5,630,000	1.31	1.24 –1.44
Exercised	-	-	-
Forfeited	(4,732,807)	3.86	0.75 –4.47

Outstanding at end of year	10,727,376	1.92	1.24 –4.36

Exercisable at end of year	3,268,707	2.57	1.66 –4.36

	Options and warrants	Weighted- average exercise price US$	Range US$
	‘ADS’ Equivalent	Per ‘ADS’	Per ‘ADS’
Outstanding January 1, 2015	2,322,913	12.80	2.63 –19.15
Granted	244,000	12.80	10.84 –17.88
Exercised	(400,500)	7.80	4.28 –16.84
Forfeited	(126,800)	15.84	10.00 –19.16

Outstanding at end of year	2,039,613	13.44	2.63 –17.88

Exercisable at end of year	1,169,831	12.12	2.63 –16.92

Outstanding January 1, 2016	2,039,613	13.44	2.63 –17.88
Granted	540,000	9.57	6.69 –11.20
Exercised	(80,568)	8.35	2.64 –10.61
Forfeited	(41,499)	13.58	10.08 –14.44

Outstanding at end of year	2,457,546	13.43	2.64 –17.88

Exercisable at end of year	1,459,713	13.24	3.00 –16.92

Outstanding January 1, 2017	2,457,546	12.74	2.64 - 17.88
Granted	1,407,500	5.25	4.95 – 5.75
Exercised	-	-	-
Forfeited	(1,183,202)	10.26	3.00 –17.88

Outstanding at end of year	2,681,844	7.69	4.96–17.44

Exercisable at end of year	817,179	10.29	6.64 –17.45

Summary of Range of Prices of Stock Options
A summary of the range of prices for the Company’s stock options for the year ended December 31, 2017 follows:

	Outstanding			Exercisable
Exercise price range	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$1.00-US$2.05	6,075,644	1.38	6.52	215,652	1.69	2.57
US$2.06- US$2.99	4,333,732	2.52	3.20	2,861,061	2.53	2.20
US$3.00 -US$4.47	318,000	4.21	3.95	192,002	4.21	3.92

	10,727,376			3,268,715

	Outstanding			Exercisable
Exercise price range	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$4.00-US$8.20	1,518,911	5.52	6.52	53,913	6.76	2.57
US$8.24- US$11.96	1,083,433	10.08	3.20	715,265	10.12	2.20
US$12.00 -US$17.88	79,500	16.84	3.95	48,001	16.84	3.92

	2,681,844			817,179

The weighted-average remaining contractual life of options outstanding at December 31, 2017 was 5.10 years (2016: 4.16 years).

A summary of the range of prices for the Company’s stock options for the year ended December 31, 2016 follows:

	Outstanding			Exercisable
Exercise price range	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$0.66-US$0.99	14,000	0.80	1.70	14,000	0.80	1.70
US$1.00-US$2.05	801,652	1.63	2.71	571,652	1.59	1.01
US$2.06- US$2.99	4,776,531	2.54	4.29	2,230,534	2.54	2.20
US$3.00 -US$4.47	4,238,000	4.22	4.21	3,022,665	4.21	3.89

	9,830,183			5,838,851

	Outstanding			Exercisable
Exercise price range	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$2.63-US$3.96	3,500	3.20	1.70	3,500	3.20	1.70
US$4.00-US$8.20	200,413	6.52	2.71	142,913	6.36	1.01
US$8.24- US$11.96	1,194,133	10.16	4.29	557,634	10.16	2.20
US$12.00 -US$17.88	1,059,500	16.88	4.21	755,666	16.84	3.89

	2,457,546			1,459,713

Schedule of Fair Value of the Options Vesting Period
The fair value of the options is expensed over the vesting period of the option. US$928,000 was charged to the statement of operations in 2017, (2016: US$1,381,446), (2015: US$1,550,000) split as follows:

	December 31, 2017 US$‘000	December 31, 2016 US$‘000	December 31, 2015 US$‘000
Share-based payments – cost of sales	35	32	9
Share-based payments – selling, general and administrative	893	1,349	1,541

Total – continuing operations	928	1,381	1,550
Share-based payments – discontinued operations	-	33	—

Total	928	1,414	1,550

Schedule of Assumption Determining Fair Value of Share Options
The estimate of the fair value of services received is measured based on a trinomial model. The following are the input assumptions used in determining the fair value of share options granted in 2017, 2016 and 2015:

	Key management personnel	Other employees	Key management personnel	Other employees	Key management personnel	Other employees
	2017	2017	2016	2016	2015	2015
Weighted average fair value at measurement date per ‘A’ share / (per ADS)	US$0.43 / (US$1.72)	US$0.44 / (US$1.76)	US$0.58 / (US$2.32)	US$0.57 / (US$2.28)	Nil	US$0.68 / (US$2.72)

Total ‘A’ share options granted / (ADS’s equivalent)	5,150,000 / (1,287,500)	480,000 / (120,000)	1,700,000 / (425,000)	460,000 / (115,000)	Nil	976,000 / (244,000)

Weighted average share price per ‘A’ share / (per ADS)	US$1.34 / (US$5.36)	US$1.31 / (US$5.24)	US$2.43 / (US$9.72)	US$2.25 / (US$9.00)	Nil	US$3.20 / (US$12.80)

Weighted average exercise price per ‘A’ share / (per ADS)	US$1.34 / (US$5.36)	US$1.31 / (US$5.24)	US$2.43 / (US$9.72)	US$2.25 / (US$9.00)	Nil	US$3.20 / (US$12.80)

Weighted average expected volatility	40.62%	40.48%	29.63%	36.73%	Nil	29.27%

Weighted average expected life	4.45	4.69	4.81	3.74	Nil	3.73

Weighted average risk free interest rate	1.59%	1.91%	1.21%	1.29%	Nil	1.46%

Expected dividend yield	0.81%	0.81%	1.14%	0.96%	Nil	1.14%